Long-Term debt - Schedule of Senior Notes Outstanding and the Corresponding Balance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of debt [line items]
Total placed in original currency	$ 4,007,580	$ 3,752,113	$ 3,274,235
Borrowings	$ 28,147	59,808
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member]
Disclosure of debt [line items]
Original currency	USD
Total placed in original currency	$ 550,000
Borrowings	$ 559,145	$ 549,241